Income Taxes Narrative (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation Allowance [Line Items]
State operating loss carryforward	$ 21,000,000
Valuation allowance	$ 8,203,000	$ 6,414,000
OneMain Holdings, Inc. [Member]
Valuation Allowance [Line Items]
Variance from federal statutory rate due to income (loss) from non-controlling interests, perecent	(2.77%)	19.77%	(5.12%)
Federal operating loss carryforward		$ 780,000
Valuation allowance	29,000,000	38,000,000
OneMain Holdings, Inc. [Member] | State and Local Jurisdiction [Member]
Valuation Allowance [Line Items]
State operating loss carryforward	7,910,000	5,560,000
Valuation allowance	$ 260,000	$ 220,000